Capital management (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Long-term debt	$ 1,135,675	$ 985,255
Cash and cash equivalents	$ 439,135	$ 396,146	$ 515,497